Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
INVENTORIES

9 - INVENTORIES

Other current assets consisted of the following:

	Dec 31, 2023	Dec 31, 2022

Spare parts inventories	2,325,376	3,035,809
Advance payments for orders	286,635	296,581

Total	2,612,011	3,332,390

Other inventories and related advance payments mainly consist of spare parts used for maintenance and repair of the rental vehicles and related advance payments that are consumed for daily operations.